INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (2,427,438)	$ (2,943,741)
Intangible assets, net	473,419	872,529
Amortization expenses	219,154	239,640	133,342
Estimated amortization expense
2015	274,711
2016	140,417
2017	39,155
2018	12,876
2019	6,260
Trademarks
INTANGIBLE ASSETS, NET
Intangible assets, gross		25,000
Computer software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 2,900,857	$ 3,791,270